February 11, 2011

Deborah O’Neal-Johnson

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:       T. Rowe Price U.S. Bond Index Fund, Inc. (the “Registrant” or “Fund”)

File Nos.:  333-45018/811-10093

Dear Ms. O’Neal-Johnson:

Pursuant to the provisions of Section 20(a) of the Investment Company Act of 1940 and Section 14(a) of the Securities and Exchange Act of 1934, we are filing the preliminary proxy statement for the above Registrant relating to the Registrant’s special meeting of shareholders to be held on April 21, 2011.

The matters to be acted on at the meeting include:

(1)   To approve amending the Fund’s investment objective so that the Fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

(2)   To transact such other business as may properly come before the meeting and any adjournments thereof.

We expect that these proxy materials will begin mailing to Fund shareholders on or about February 28, 2011.  The filing of the definitive proxy statement for the Registrant will provide the outstanding shares of capital stock of the Fund as of February 22, 2011, the record date for Fund shareholders to be eligible to vote on the proposal.  In addition, the definitive proxy statement will set forth the aggregate number of shares beneficially owned by the executive officers and directors of the Fund as of December 31, 2010.

If you have any questions, please do not hesitate to call the undersigned at 410-345-6646, or in my absence, Darrell N. Braman at 410-345-2013.

Sincerely,

/s/ Brian R. Poole

Brian R. Poole

Vice President and Legal Counsel, T. Rowe Price Associates, Inc.